OTHER LONG-TERM DEBT (Schedule of Maturity Capital Leases Liabilities) (Details) - USFRF [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
2021	$ 39,167
2022	29,086
2023	30,391
2024	15,599
2025	5,604
2026 and on	29,422
Total	149,269
Less - imputed interest	(8,196)
Total	$ 141,073